Balance Sheet and Reserve Movement of the Company (Balance Sheet) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Lease prepayments and other non-current assets	¥ 481,414		¥ 858,283
Property, plant and equipment	11,300,797		11,646,390	¥ 12,866,428
Right-of-use assets	343,860	¥ 411,878	0
Investment properties	367,468		376,739	391,266
Construction in progress	1,815,549		1,559,401
Deferred income tax assets	150,832		119,075
Time deposits with banks	3,511,234		0
Non-current assets	23,184,912		19,087,021
Current assets
Inventory	6,754,434		8,120,875
Financial assets at fair value through other comprehensive income	1,540,921		1,672,431
Financial assets at fair value through profit or loss	3,318,670		2,727,279
Trade receivables	120,739		81,990
Other receivables	26,101		105,803
Prepayments	23,767		38,025
Amounts due from related parties	1,565,993		2,286,249
Cash and cash equivalents	7,449,699		8,741,893	¥ 7,504,266	¥ 5,440,623
Time deposits with banks	1,508,839		1,500,000
Current assets	22,309,163		25,298,876
Total assets	45,494,075		44,385,897
Equity and liabilities
Share capital	10,823,814		10,823,814
Reserves	19,039,474		19,522,249
Equity attributable to owners of the Company	29,863,288		30,346,063
Non-current liabilities
Deferred income	10,005		10,442
Lease liabilities	10,593	2,638	0
Non-current liabilities	20,598		10,442
Current liabilities
Borrowings	1,547,600		497,249
Lease liabilities	11,450	¥ 74,093	0
Financial liabilities at fair value through profit or loss	799		11,005
Contract liabilities	655,117		446,702
Bills payables	673,900		0
Trade and other payables	7,330,000		8,090,228
Amounts due to related parties	5,708,394		4,567,814
Income tax payable	226,269		300,016
Current liabilities	15,479,629		13,913,014
Total liabilities	15,500,227		13,923,456
Total equity and liabilities	45,494,075		44,385,897
The Company [member]
Non-current assets
Lease prepayments and other non-current assets	455,391		813,119
Property, plant and equipment	11,101,389		11,435,270
Right-of-use assets	319,434		0
Investment properties	397,573		408,366
Construction in progress	1,814,985		1,559,401
Investments in subsidiaries	1,848,328		1,718,007
Investments in associates	4,476,683		3,869,433
Deferred income tax assets	138,648		109,137
Time deposits with banks	3,511,234		0
Non-current assets	24,063,665		19,912,733
Current assets
Inventory	6,368,389		7,500,683
Financial assets at fair value through other comprehensive income	669,889		714,599
Financial assets at fair value through profit or loss	3,318,407		2,526,053
Trade receivables	2,114		170,205
Other receivables	12,627		92,999
Prepayments	3,099		1,862
Amounts due from related parties	1,354,793		1,953,459
Cash and cash equivalents	5,754,440		7,619,013
Time deposits with banks	1,508,839		1,500,000
Current assets	18,992,597		22,078,873
Total assets	43,056,262		41,991,606
Equity and liabilities
Share capital	10,823,814		10,823,814
Reserves	18,620,152		19,318,245
Equity attributable to owners of the Company	29,443,966		30,142,059
Non-current liabilities
Deferred income	10,005		10,442
Lease liabilities	8,860		0
Non-current liabilities	18,865		10,442
Current liabilities
Borrowings	1,500,000		431,649
Lease liabilities	10,059		0
Financial liabilities at fair value through profit or loss	0		9,799
Contract liabilities	597,688		403,967
Bills payables	655,000		0
Trade and other payables	5,508,265		6,388,081
Amounts due to related parties	5,104,639		4,310,659
Income tax payable	217,780		294,950
Current liabilities	13,593,431		11,839,105
Total liabilities	13,612,296		11,849,547
Total equity and liabilities	¥ 43,056,262		¥ 41,991,606